Income Taxes - Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accumulated Deferred Federal and State Income Tax Assets and Liabilities [Line Items]
Depreciation and property basis differences	$ (862,263)	$ (664,996)
Net operating loss carryforward	120,955	0
NMTC	92,364	86,673
Fuel costs	(3,984)	(8,339)
Other comprehensive income	10,612	640
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	22,691	19,580
Merger fair value adjustments	(52,957)	(56,725)
Other	(19,312)	(24,671)
Accumulated deferred federal and state income taxes, net	(657,058)	(608,030)
Cleco Power
Accumulated Deferred Federal and State Income Tax Assets and Liabilities [Line Items]
Depreciation and property basis differences	(705,423)	(666,224)
Net operating loss carryforward	2,714	0
Fuel costs	(5,608)	(8,339)
Other comprehensive income	7,510	4,192
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	10,044	11,081
Other	(1,907)	(11,283)
Accumulated deferred federal and state income taxes, net	$ (657,834)	$ (630,765)